STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9%
Aerospace & Defense - .5%
General Dynamics Corp., Gtd. Notes	3.50	5/15/2025	150,000	147,648
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	135,061
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	101,691
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.05	4/27/2045	200,000	194,151
Lockheed Martin Corp., Sr. Unscd. Notes	3.55	1/15/2026	117,000	114,971
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	250,000	223,143
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	135,538
Northrop Grumman Corp., Sr. Unscd. Notes	4.70	3/15/2033	100,000	99,551
RTX Corp., Sr. Unscd. Notes	3.13	5/4/2027	110,000	104,835
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	210,000	204,801
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	95,075
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	81,436
RTX Corp., Sr. Unscd. Notes	6.40	3/15/2054	75,000	86,450
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	162,329
The Boeing Company, Sr. Unscd. Notes	2.95	2/1/2030	125,000	111,515
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	200,000	157,926
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	93,450
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	100,000	71,484
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	250,000	250,696
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	199,939
				2,771,690
Agriculture - .3%
Altria Group, Inc., Gtd. Notes	2.35	5/6/2025	250,000	241,720
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	80,000	59,269
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	200,000	139,551
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	150,396
Archer-Daniels-Midland Co., Sr. Unscd. Notes	2.50	8/11/2026	350,000	329,698
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	41,105
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	152,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Agriculture - .3% (continued)
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	200,000	177,960
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	200,000	186,437
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	300,000	269,070
Reynolds American, Inc., Gtd. Notes	5.70	8/15/2035	100,000	98,125
				1,845,375
Airlines - .2%
American Airlines Pass Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	350,517	328,019
JetBlue Pass Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	245,132	208,251
Southwest Airlines Co., Sr. Unscd. Notes	5.13	6/15/2027	125,000	125,915
Southwest Airlines Co., Sr. Unscd. Notes	5.25	5/4/2025	200,000	200,242
United Airlines Pass Through Trust, Ser. 2013-1, Cl. A	4.30	8/15/2025	553,252	539,962
				1,402,389
Asset-Backed Certificates - .0%
Verizon Master Trust, Ser. 2021-2, CI. A	0.99	4/20/2028	200,000	193,966
Verizon Master Trust, Ser. 2022-6, Cl. A	3.67	1/22/2029	100,000	98,217
				292,183
Asset-Backed Certificates/Auto Receivables - .2%
Capital One Prime Auto Receivables Trust, Ser. 2021-1, Cl. A4	1.04	4/15/2027	100,000	94,125
GM Financial Consumer Automobile Receivables Trust, Ser. 2023-1, Cl. A3	4.66	2/16/2028	200,000	199,438
Hyundai Auto Receivables Trust, Ser. 2023-C, CI. A3	5.54	10/16/2028	325,000	331,965
Santander Drive Auto Receivables Trust, Ser. 2023-4, Cl. A3	5.73	4/17/2028	200,000	202,132
Toyota Auto Receivables Owner Trust, Ser. 2022-C, CI. A3	3.76	4/15/2027	250,000	246,449
Toyota Auto Receivables Owner Trust, Ser. 2022-C. CI. A4	3.77	2/15/2028	100,000	97,794
World Omni Auto Receivables Trust, Ser. 2023-B, CI. A3	4.66	5/15/2028	150,000	149,513
				1,321,416
Asset-Backed Certificates/Credit Cards - .2%
BA Credit Card Trust, Ser. 2022-A1, Cl. A1	3.53	11/15/2027	200,000	196,583
Barclays Dryrock Issuance Trust, Ser. 2022-1, CI. A	3.07	2/15/2028	200,000	195,705

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Asset-Backed Certificates/Credit Cards - .2% (continued)
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, CI. A2	1.39	7/15/2030	300,000		263,535
Synchrony Card Funding LLC, Ser. 2022-A1, Cl. A	3.37	4/15/2028	250,000		244,951
				900,774
Automobiles & Components - .6%
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000		99,999
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	100,000		102,303
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	100,000	[a]	104,561
Cummins, Inc., Sr. Unscd. Notes	1.50	9/1/2030	100,000		83,567
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	[a]	65,068
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000		209,036
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	200,000		214,462
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000		176,066
General Motors Co., Sr. Unscd. Notes	5.20	4/1/2045	190,000		172,458
General Motors Financial Co., Inc., Sr. Unscd. Notes	1.25	1/8/2026	200,000		186,176
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	100,000		82,982
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	300,000		270,130
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000		25,084
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.75	6/20/2025	200,000		193,630
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	1/7/2029	100,000		102,702
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000	[a]	102,727
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000		175,240
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	200,000		248,495
PACCAR Financial Corp., Sr. Unscd. Notes	5.05	8/10/2026	200,000		202,864
Toyota Motor Corp., Sr. Unscd. Bonds	3.67	7/20/2028	200,000	[a]	197,128
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	100,000	[a]	107,270
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000		124,183

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Automobiles & Components - .6% (continued)
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	200,000	201,706
				3,447,837
Banks - 6.2%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.86	9/14/2026	200,000	201,298
Banco Santander SA, Sr. Notes	3.80	2/23/2028	400,000	380,156
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	164,762
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	250,000	204,716
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	260,000	213,541
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	233,582
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	104,254
Bank of America Corp., Sr. Unscd. Notes	2.59	4/29/2031	250,000	216,621
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	104,721
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	250,000	165,730
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	102,409
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	85,000	58,558
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	118,682
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	150,000	144,315
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	174,509
Bank of America Corp., Sr. Unscd. Notes	5.00	1/21/2044	250,000	246,490
Bank of America Corp., Sr. Unscd. Notes	5.08	1/20/2027	200,000	200,118
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	101,874
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	157,131
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	313,737
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	50,000	38,075
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	177,767

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.2% (continued)
Bank of America Corp., Sub. Notes, Ser. L	4.18	11/25/2027	250,000		244,065
Bank of Montreal, Sr. Unscd. Notes	0.95	1/22/2027	300,000		277,328
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	100,000		101,323
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000		83,938
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	200,000		194,639
Barclays PLC, Sr. Unscd. Notes	4.38	1/12/2026	200,000		197,490
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	300,000		296,830
Barclays PLC, Sr. Unscd. Notes	5.83	5/9/2027	200,000		201,772
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	200,000		206,088
Citigroup, Inc., Sr. Unscd. Notes	3.11	4/8/2026	450,000		438,845
Citigroup, Inc., Sr. Unscd. Notes	3.67	7/24/2028	500,000		478,567
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000		52,122
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	[a]	96,656
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	200,000		174,570
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/23/2048	150,000		138,767
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	70,000		68,615
Citigroup, Inc., Sr. Unscd. Notes	6.27	11/17/2033	300,000		322,077
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000		107,570
Citigroup, Inc., Sub. Notes	5.50	9/13/2025	300,000		302,063
Citigroup, Inc., Sub. Notes	6.68	9/13/2043	250,000		285,312
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000		100,730
Deutsche Bank AG, Sr. Notes	2.13	11/24/2026	200,000		188,369
Deutsche Bank AG, Sr. Notes	6.12	7/14/2026	150,000		151,133
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000		204,207
Discover Bank, Sr. Unscd. Notes	4.25	3/13/2026	400,000		390,579
Fifth Third Bancorp, Sr. Unscd. Notes	2.55	5/5/2027	200,000		185,507
HSBC Holdings PLC, Sr. Unscd. Notes	1.59	5/24/2027	200,000		184,054
HSBC Holdings PLC, Sr. Unscd. Notes	3.90	5/25/2026	295,000		287,493
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000		399,830
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000		301,190
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000		273,477
JP Morgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	250,000		253,256
JPMorgan Chase & Co., Sr. Unscd. Notes	1.05	11/19/2026	150,000		139,533
JPMorgan Chase & Co., Sr. Unscd. Notes	1.58	4/22/2027	300,000		278,535
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000		61,166
JPMorgan Chase & Co., Sr. Unscd. Notes	2.08	4/22/2026	250,000		240,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.2% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	390,000		339,310
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000		57,130
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000		254,301
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	220,000		195,969
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000		94,698
JPMorgan Chase & Co., Sr. Unscd. Notes	3.30	4/1/2026	500,000		485,204
JPMorgan Chase & Co., Sr. Unscd. Notes	3.51	1/23/2029	135,000		128,378
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000		86,939
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	200,000		193,408
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000		176,527
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000		293,087
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	200,000		199,791
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000		100,532
JPMorgan Chase & Co., Sr. Unscd. Notes	5.04	1/23/2028	100,000		100,451
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000		101,665
KeyBank NA, Sub. Notes	6.95	2/1/2028	100,000		103,562
KfW, Govt. Gtd. Bonds	0.38	7/18/2025	245,000		230,785
KfW, Govt. Gtd. Bonds	3.63	4/1/2026	100,000		98,735
KfW, Govt. Gtd. Bonds	3.75	2/15/2028	105,000	[a]	103,944
KfW, Govt. Gtd. Notes	0.63	1/22/2026	250,000		232,851
KfW, Govt. Gtd. Notes	2.00	5/2/2025	700,000		677,875
KfW, Govt. Gtd. Notes	4.13	7/15/2033	200,000		199,937
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	2.38	6/10/2025	250,000		242,665
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000		295,095
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.98	8/11/2033	300,000	[a]	291,419
Lloyds Banking Group PLC, Sub. Notes	4.58	12/10/2025	220,000		216,542
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	200,000		193,180

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.2% (continued)
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	1.41	7/17/2025	200,000		189,705
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.05	7/17/2030	200,000		168,837
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.29	7/26/2038	200,000		191,191
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000		203,158
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000		304,095
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.20	7/10/2031	200,000		167,211
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000		306,875
Morgan Stanley, Sr. Unscd. Notes	1.51	7/20/2027	140,000		128,525
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	300,000		277,902
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000		301,211
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	155,000		127,133
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000		79,157
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000		153,861
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000		72,574
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000		172,222
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	200,000		197,505
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	250,000		223,420
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000		200,815
Morgan Stanley, Sr. Unscd. Notes	5.42	7/21/2034	100,000		101,340
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000		102,089
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000		107,950
Morgan Stanley, Sr. Unscd. Notes	7.25	4/1/2032	300,000	[a]	349,918
Morgan Stanley, Sub. Notes	3.95	4/23/2027	250,000		243,372
National Australia Bank Ltd., Sr. Unscd. Notes	2.50	7/12/2026	250,000		237,869
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000		256,154
NatWest Group PLC, Sr. Unscd. Notes	4.80	4/5/2026	300,000		298,407
NatWest Group PLC, Sr. Unscd. Notes	7.47	11/10/2026	300,000		311,020
Northern Trust Corp., Sub. Notes	3.95	10/30/2025	346,000		341,102
Royal Bank of Canada, Sr. Unscd. Notes	1.15	6/10/2025	200,000		190,415
Royal Bank of Canada, Sr. Unscd. Notes	4.88	1/12/2026	250,000		250,803
Royal Bank of Canada, Sr. Unscd. Notes	5.15	2/1/2034	100,000		100,272
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000		272,006
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	100,000		101,204

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.2% (continued)
State Street Corp., Sub. Notes	3.03	11/1/2034	225,000		203,044
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	0.95	1/12/2026	300,000		278,295
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.45	1/11/2027	160,000	[a]	154,386
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	200,000		204,746
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.71	1/13/2030	300,000		311,858
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.78	7/13/2033	200,000		210,080
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000		207,263
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	6.18	7/13/2043	100,000	[a]	112,909
Synovus Bank/Columbus GA, Sr. Unscd. Notes	5.63	2/15/2028	250,000		245,476
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	9/15/2026	300,000		274,932
The Bank of Nova Scotia, Sr. Unscd. Notes	1.30	6/11/2025	200,000		190,404
The Bank of Nova Scotia, Sub. Notes	4.50	12/16/2025	250,000		246,453
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000		193,619
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.43	3/9/2027	150,000		138,856
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.54	9/10/2027	140,000		127,761
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	1.95	10/21/2027	130,000		119,592
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	170,000		140,220
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	300,000		253,253
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	100,000		93,207
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000		100,421
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000		111,964
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.21	4/22/2042	300,000		231,646
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000		51,335
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000		142,892

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Banks - 6.2% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.80	8/10/2026	100,000		100,977
The Goldman Sachs Group, Inc., Sub. Notes	4.25	10/21/2025	130,000		128,207
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000		111,288
The Korea Development Bank, Sr. Unscd. Notes	4.38	2/15/2028	200,000		199,418
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	200,000		187,671
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000		102,662
The Toronto-Dominion Bank, Sr. Unscd. Notes	0.75	1/6/2026	300,000		278,577
The Toronto-Dominion Bank, Sr. Unscd. Notes	1.15	6/12/2025	200,000		190,208
Truist Financial Corp., Sr. Unscd. Notes	1.20	8/5/2025	200,000		188,915
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000		167,063
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	200,000		161,331
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	200,000		192,363
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	100,000		102,363
Wells Fargo & Co., Sr. Unscd. Notes	2.16	2/11/2026	145,000		140,128
Wells Fargo & Co., Sr. Unscd. Notes	2.19	4/30/2026	400,000		384,921
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	545,000		474,504
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	135,000		130,944
Wells Fargo & Co., Sr. Unscd. Notes	4.54	8/15/2026	150,000		148,542
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	[a]	102,027
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000		102,132
Wells Fargo & Co., Sub. Notes	4.10	6/3/2026	500,000		490,691
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	500,000		491,677
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000		222,440
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	250,000		253,655
Wells Fargo Bank NA, Sr. Unscd. Notes	5.45	8/7/2026	250,000		254,065
Westpac Banking Corp., Sr. Unscd. Notes	2.85	5/13/2026	200,000		192,729
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	200,000		206,144
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	200,000		140,755
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	250,000	[a]	272,872
				34,618,416

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Beverage Products - .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.65	2/1/2026	94,000		92,294
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	290,000		286,759
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	[a]	94,552
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.60	4/15/2048	250,000		232,337
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000		126,264
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	150,000		164,934
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	200,000		178,856
Keurig Dr Pepper, Inc., Gtd. Notes	4.50	4/15/2052	100,000		88,074
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000		127,336
PepsiCo, Inc., Sr. Unscd. Notes	2.63	7/29/2029	200,000		183,673
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000		27,358
PepsiCo, Inc., Sr. Unscd. Notes	3.50	7/17/2025	250,000		246,447
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000		116,945
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	200,000		146,592
				2,112,421
Building Materials - ..1%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	34,000		31,906
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	100,000	[b]	113,276
Johnson Controls International PLC, Sr. Unscd. Notes	5.13	9/14/2045	6,000		5,784
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	200,000		201,212
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000		78,512
				430,690
Chemicals - .4%
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000		205,017
Celanese US Holdings LLC, Gtd. Notes	6.70	11/15/2033	100,000	[a]	107,566
DuPont de Nemours, Inc., Sr. Unscd. Notes	4.73	11/15/2028	100,000		100,936

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Chemicals - .4% (continued)
DuPont de Nemours, Inc., Sr. Unscd. Notes	5.42	11/15/2048	125,000		125,331
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000		120,755
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	175,000		105,842
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	200,000		169,604
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	191,000		185,180
The Dow Chemical Company, Sr. Unscd. Notes	3.60	11/15/2050	200,000		152,668
The Dow Chemical Company, Sr. Unscd. Notes	6.30	3/15/2033	200,000	[a]	219,983
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000		102,042
The Sherwin-Williams Company, Sr. Unscd. Notes	4.25	8/8/2025	300,000		297,098
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000		89,999
Westlake Corp., Sr. Unscd. Notes	3.38	8/15/2061	200,000		129,349
				2,111,370
Commercial & Professional Services - .3%
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000		70,511
Equifax, Inc., Sr. Unscd. Notes	5.10	12/15/2027	200,000		201,765
Global Payments, Inc., Sr. Unscd. Notes	4.80	4/1/2026	300,000		298,720
Moody's Corp., Sr. Unscd. Notes	2.00	8/19/2031	200,000		164,997
PayPal Holdings, Inc., Sr. Unscd. Notes	1.65	6/1/2025	200,000		191,552
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000		86,561
President & Fellows of Harvard College, Unscd. Bonds	3.15	7/15/2046	250,000		194,955
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000		57,590
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	50,000		46,031
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	100,000		104,383
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000		88,893
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	100,000		79,732
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	[a]	40,709
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000		83,097
				1,709,496
Commercial Mortgage Pass-Through Certificates - .8%
Bank, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000		354,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Commercial Mortgage Pass-Through Certificates - .8% (continued)
Bank, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	123,492
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	166,167
BBCMS Mortgage Trust, Ser. 2022-C15, CI. A5	3.66	4/15/2055	300,000	273,738
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	283,621
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. A3	2.69	9/15/2043	400,000	333,033
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	500,000	372,410
Benchmark Mortgage Trust, Ser. 2022-B35, CI. A5	4.59	5/15/2055	150,000	141,582
CFCRE Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.57	6/15/2050	250,000	237,041
Commercial Mortgage Trust, Ser. 2016-CR28, Cl. A4	3.76	2/10/2049	535,000	516,560
GS Mortgage Securities Trust, Ser. 2019-GC42, Cl. A4	3.00	9/10/2052	250,000	224,822
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	173,737
SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Cl. A4	3.06	10/10/2048	300,000	281,553
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	500,000	478,161
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	600,000	579,309
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	200,000	194,654
				4,734,611
Consumer Discretionary - .1%
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	201,994
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	100,000	91,592
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	200,000	172,033
Warnermedia Holdings, Inc., Gtd. Notes	5.39	3/15/2062	200,000	172,274
				637,893
Consumer Durables & Apparel - .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	78,836
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	181,534
Tapestry, Inc., Sr. Unscd. Notes	7.05	11/27/2025	200,000	204,685
				465,055

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Consumer Staples - .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	150,000		123,652
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000		85,481
Haleon US Capital LLC, Gtd. Notes	3.63	3/24/2032	250,000		230,296
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000		101,784
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	2.60	4/15/2030	150,000		133,261
The Procter & Gamble Company, Sr. Unscd. Notes	1.00	4/23/2026	100,000		93,170
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	200,000	[a]	172,897
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000		123,463
				1,064,004
Diversified Financials - .8%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000		256,384
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.50	8/1/2025	250,000		243,750
Air Lease Corp., Sr. Unscd. Notes	3.38	7/1/2025	150,000		145,532
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	100,000		103,290
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	300,000		287,269
Blackstone Secured Lending Fund, Sr. Unscd. Notes	3.63	1/15/2026	150,000		143,855
Blue Owl Capital Corp., Sr. Unscd. Notes	3.40	7/15/2026	200,000		187,354
Capital One Financial Corp., Sr. Unscd. Notes	3.27	3/1/2030	200,000		179,733
Capital One Financial Corp., Sub. Notes	3.75	7/28/2026	450,000		433,865
CI Financial Corp., Sr. Unscd. Notes	4.10	6/15/2051	300,000		182,637
FS KKR Capital Corp., Sr. Unscd. Notes	3.40	1/15/2026	200,000		190,270
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000		103,710
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.10	6/15/2030	200,000		171,540
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	75,000		55,190
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	200,000		141,267
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000		49,114
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000		65,554

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Diversified Financials - .8% (continued)
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.45	6/8/2027	35,000	36,399
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	102,133
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	85,621
Nomura Holdings, Inc., Sr. Unscd. Notes	2.17	7/14/2028	300,000	264,097
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	103,248
Prospect Capital Corp., Sr. Unscd. Notes	3.36	11/15/2026	300,000	273,481
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	103,254
The Charles Schwab Corp., Sr. Unscd. Notes	2.90	3/3/2032	200,000	171,911
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	150,000	120,728
Visa, Inc., Sr. Unscd. Notes	2.00	8/15/2050	140,000	85,297
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	45,842
				4,332,325
Educational Services - .0%
California Institute of Technology, Unscd. Bonds	4.32	8/1/2045	110,000	103,687
Electronic Components - .1%
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	200,000	181,537
Jabil, Inc, Sr. Unscd. Notes	5.45	2/1/2029	100,000	102,144
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	200,000	173,349
				457,030
Energy - 1.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	200,000	198,439
BP Capital Markets America, Inc., Gtd. Notes	3.80	9/21/2025	150,000	148,156
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	300,000	292,467
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	99,040
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	99,954
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	200,000	210,329
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	37,528
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	150,000	109,697
ConocoPhillips Co., Gtd. Notes	5.05	9/15/2033	100,000	101,767
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	105,921

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Energy - 1.7% (continued)
ConocoPhillips Co., Gtd. Notes	5.95	3/15/2046	100,000		107,808
ConocoPhillips Co., Sr. Unscd. Notes	6.95	4/15/2029	125,000		139,011
Devon Energy Corp., Sr. Unscd. Notes	5.85	12/15/2025	71,000		71,849
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	250,000		247,011
Enbridge, Inc., Gtd. Notes	6.70	11/15/2053	150,000		173,501
Energy Transfer LP, Gtd. Notes	5.00	5/15/2044	100,000		88,680
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	200,000		185,032
Energy Transfer LP, Sr. Unscd. Notes	4.95	1/15/2043	200,000		174,270
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	[a]	104,584
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000		98,693
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000		107,901
Enterprise Products Operating LLC, Gtd. Notes	3.70	2/15/2026	200,000		196,373
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	95,000		76,118
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000		65,271
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	200,000		191,507
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	200,000		208,122
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	200,000		184,714
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000		171,482
Exxon Mobil Corp., Sr. Unscd. Notes	2.99	3/19/2025	300,000		294,267
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	230,000		166,850
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	200,000		248,869
Halliburton Co., Sr. Unscd. Notes	3.80	11/15/2025	167,000		164,004
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	150,000		158,071
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	200,000		141,874
Marathon Oil Corp., Sr. Unscd. Notes	6.60	10/1/2037	150,000		157,431
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000		135,547
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	115,000		98,368
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000		97,878
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	150,000		144,590
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000		65,874
ONEOK, Inc., Gtd. Notes	5.55	11/1/2026	100,000		101,725
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000		103,988
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000		105,048
ONEOK, Inc., Gtd. Notes	6.63	9/1/2053	100,000		110,275
Phillips 66, Gtd. Notes	1.30	2/15/2026	200,000		186,294
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	250,000		218,871

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Energy - 1.7% (continued)
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.00	3/15/2027	300,000	300,871
Shell International Finance BV, Gtd. Notes	2.38	11/7/2029	200,000	179,265
Shell International Finance BV, Gtd. Notes	2.75	4/6/2030	100,000	90,727
Shell International Finance BV, Gtd. Notes	3.25	4/6/2050	250,000	[a] 183,765
Shell International Finance BV, Gtd. Notes	4.13	5/11/2035	260,000	246,324
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	39,775
Suncor Energy, Inc., Sr. Unscd. Notes	6.50	6/15/2038	150,000	161,797
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	209,074
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	81,010
The Williams Companies, Inc., Sr. Unscd. Notes	4.00	9/15/2025	100,000	98,366
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,942
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	200,000	214,167
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	170,000	156,143
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	38,859
Transcanada Pipelines Ltd., Sr. Unscd. Notes	4.88	5/15/2048	60,000	54,772
Transcanada Pipelines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	79,699
Transcanada Pipelines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	200,000	240,217
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	181,695
Valero Energy Corp., Sr. Unscd. Notes	7.50	4/15/2032	170,000	197,591
				9,551,108
Environmental Control - .0%
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	88,277
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	99,341
Waste Management, Inc., Gtd. Notes	4.63	2/15/2030	100,000	100,554
				288,172
Food Products - .5%
Campbell Soup Co., Sr. Unscd. Notes	3.30	3/19/2025	200,000	195,740
Campbell Soup Co., Sr. Unscd. Notes	4.15	3/15/2028	80,000	78,315
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000	99,704

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Food Products - .5% (continued)
Conagra Brands, Inc., Sr. Unscd. Notes	5.30	10/1/2026	100,000	101,136
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	57,286
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	135,179
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	150,000	101,250
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	169,553
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	2.50	1/15/2027	200,000	184,918
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes	5.75	4/1/2033	200,000	198,262
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	200,000	173,199
Kraft Heinz Foods Co., Gtd. Notes	6.50	2/9/2040	100,000	110,632
McCormick & Co., Inc., Sr. Unscd. Notes	0.90	2/15/2026	200,000	184,666
McCormick & Co., Inc., Sr. Unscd. Notes	2.50	4/15/2030	150,000	131,480
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	124,606
Pilgrim's Pride Corp., Gtd. Notes	6.25	7/1/2033	100,000	102,208
Sysco Corp., Gtd. Notes	5.38	9/21/2035	200,000	203,825
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	150,000	145,235
The Kroger Company, Sr. Unscd. Notes	7.50	4/1/2031	200,000	229,081
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	250,000	231,859
				2,958,134
Foreign Governmental - 1.2%
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000	99,381
Export-Import Bank of Korea, Sr. Unscd. Notes	4.63	1/11/2027	200,000	200,322
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	304,647
Finland, Sr. Unscd. Bonds	6.95	2/15/2026	25,000	26,094
Hungary, Sr. Unscd. Notes	7.63	3/29/2041	300,000	346,050
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	286,695
Indonesia, Sr. Unscd. Notes	3.85	10/15/2030	300,000	283,609
Indonesia, Sr. Unscd. Notes	4.35	1/11/2048	300,000	262,190
Israel, Sr. Unscd. Bonds	3.88	7/3/2050	250,000	187,092
Israel, Sr. Unscd. Notes	3.38	1/15/2050	300,000	205,687
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	300,000	252,303
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	243,181

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Foreign Governmental - 1.2% (continued)
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000		212,256
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	350,000	[a]	329,127
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000		201,696
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000		229,002
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	200,000		132,633
Panama, Sr. Unscd. Notes	6.40	2/14/2035	300,000		284,075
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000		408,591
Peru, Sr. Unscd. Bonds	7.35	7/21/2025	300,000		309,902
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	400,000		329,207
Philippines, Sr. Unscd. Bonds	10.63	3/16/2025	200,000		212,414
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000		203,150
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000		209,865
Poland, Sr. Unscd. Notes	5.50	11/16/2027	300,000		310,293
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000		77,286
Province of British Columbia Canada, Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/2026	225,000		232,929
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000		116,479
Province of Quebec Canada, Sr. Unscd. Notes	3.63	4/13/2028	100,000		97,940
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000		99,393
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000		366,865
				7,060,354
Health Care - 2.8%
Abbott Laboratories, Sr. Unscd. Notes	1.40	6/30/2030	100,000		84,464
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	200,000		200,208
AbbVie, Inc., Sr. Unscd. Notes	3.60	5/14/2025	170,000		167,249
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000		254,928
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000		109,447
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000		190,328
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	100,000		89,550
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	150,000		168,097
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000		62,022
Amgen, Inc., Sr. Unscd. Notes	2.60	8/19/2026	100,000		95,163
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000		144,923
Amgen, Inc., Sr. Unscd. Notes	3.00	1/15/2052	200,000	[a]	137,343
Amgen, Inc., Sr. Unscd. Notes	3.38	2/21/2050	60,000		44,111
Amgen, Inc., Sr. Unscd. Notes	4.40	2/22/2062	200,000		166,732
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000		89,641
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	270,000		223,908
AstraZeneca PLC, Sr. Unscd. Notes	4.38	8/17/2048	45,000		41,462

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Health Care - 2.8% (continued)
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	205,000		189,580
Banner Health, Unscd. Bonds	2.34	1/1/2030	300,000		262,938
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	200,000		198,303
Becton Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000		100,034
Biogen, Inc., Sr. Unscd. Notes	4.05	9/15/2025	250,000		246,302
Boston Scientific Corp., Sr. Unscd. Notes	1.90	6/1/2025	300,000		288,338
Bristol-Myers Squibb Co., Sr. Unscd. Notes	0.75	11/13/2025	200,000		187,261
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	200,000		138,766
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	[a]	48,518
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	78,000		73,938
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000		32,525
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	90,000		88,389
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000		79,077
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000		63,372
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	300,000		264,966
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000		89,582
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	230,000		204,847
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	190,000		157,828
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000		70,424
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	100,000		92,640
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	300,000		294,844
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	250,000		234,667
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000		183,539
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	250,000		228,731
Dignity Health, Scd. Bonds	5.27	11/1/2064	154,000		147,229
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	200,000		172,746
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000		46,432
Eli Lilly & Co., Sr. Unscd. Notes	3.10	5/15/2027	250,000		240,998
Gilead Sciences, Inc., Sr. Unscd. Notes	1.20	10/1/2027	80,000		71,284
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000		190,714

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Health Care - 2.8% (continued)
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	300,000		348,935
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000		105,100
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000		47,918
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000		92,644
HCA, Inc., Gtd. Notes	5.38	2/1/2025	300,000		299,794
Humana, Inc., Sr. Unscd. Notes	4.95	10/1/2044	150,000		139,778
Humana, Inc., Sr. Unscd. Notes	5.75	3/1/2028	150,000		155,073
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000		105,524
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000		141,209
Johnson & Johnson, Sr. Unscd. Notes	2.45	3/1/2026	180,000		173,182
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000		40,656
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	300,000		287,684
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000		49,330
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	200,000		171,765
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	200,000		167,216
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000		35,882
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000		38,435
Merck & Co., Inc., Sr. Unscd. Notes	2.75	2/10/2025	250,000		244,772
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000		49,880
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	200,000	[a]	199,158
Merck & Co., Inc., Sr. Unscd. Notes	4.50	5/17/2033	200,000		199,184
Merck & Co., Inc., Sr. Unscd. Notes	5.15	5/17/2063	60,000		61,069
Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	300,000		228,920
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	150,000		132,716
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	250,000		204,326
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	240,000		211,413
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000		41,792
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	200,000		199,636
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000		199,826
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	200,000		203,502
Pfizer, Inc., Sr. Unscd. Notes	0.80	5/28/2025	300,000		285,020
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	300,000		217,615
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	100,000	[a]	95,732
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000		189,344

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Health Care - 2.8% (continued)
Quest Diagnostics, Inc., Sr. Unscd. Notes	3.50	3/30/2025	250,000	245,594
Stryker Corp., Sr. Unscd. Notes	3.50	3/15/2026	100,000	97,768
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	90,578
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	101,073
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	200,000	202,907
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	60,317
The Cigna Group, Gtd. Notes	4.13	11/15/2025	130,000	128,109
The Cigna Group, Gtd. Notes	4.38	10/15/2028	230,000	226,894
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	80,000	68,015
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	200,000	149,947
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	174,949
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	64,440
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	58,373
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000	43,604
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	80,000	70,671
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	54,509
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	280,000	270,740
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	75,000	72,554
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.25	2/15/2028	150,000	154,872
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.30	2/15/2030	150,000	155,650
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	104,671
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	114,238
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	251,944
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	100,725
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	128,056
Zoetis, Inc., Sr. Unscd. Notes	3.00	5/15/2050	150,000	106,090
Zoetis, Inc., Sr. Unscd. Notes	5.40	11/14/2025	200,000	201,997
Zoetis, Inc., Sr. Unscd. Notes	5.60	11/16/2032	100,000	105,832
				15,927,535
Industrial - .7%
3M Co., Sr. Unscd. Notes	2.25	9/19/2026	300,000	281,016

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Industrial - .7% (continued)
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	390,000		342,300
Caterpillar Financial Services Corp., Sr. Unscd. Notes	0.80	11/13/2025	200,000		187,395
Caterpillar, Inc., Sr. Unscd. Bonds	6.05	8/15/2036	237,000		267,372
Caterpillar, Inc., Sr. Unscd. Notes	3.25	4/9/2050	150,000		115,702
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000		99,202
Eaton Corp., Gtd. Notes	4.15	11/2/2042	200,000		180,487
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000		110,651
GE Capital International Funding Co., Gtd. Notes	4.42	11/15/2035	100,000		96,754
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000		151,306
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.70	8/14/2033	100,000		104,505
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000		104,579
John Deere Capital Corp., Sr. Unscd. Notes	0.70	1/15/2026	200,000		186,152
John Deere Capital Corp., Sr. Unscd. Notes	1.45	1/15/2031	150,000		123,147
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	200,000		198,587
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000		102,232
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	300,000		281,023
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	40,000		34,111
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000		128,219
Textron, Inc., Sr. Unscd. Notes	4.00	3/15/2026	500,000		491,097
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	150,000		130,681
				3,716,518
Information Technology - .7%
Adobe, Inc., Sr. Unscd. Notes	3.25	2/1/2025	250,000		246,094
Autodesk, Inc., Sr. Unscd. Notes	4.38	6/15/2025	250,000		248,124
Concentrix Corp., Sr. Unscd. Notes	6.85	8/2/2033	100,000		101,654
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	200,000		166,212
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	100,000		87,154
Fiserv, Inc., Sr. Unscd. Notes	5.63	8/21/2033	100,000		104,207
Intuit, Inc., Sr. Unscd. Notes	5.13	9/15/2028	200,000	[a]	205,504
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	361,000		241,157
Microsoft Corp., Sr. Unscd. Notes	3.40	6/15/2027	100,000	[b]	97,176
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000		180,461
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000		135,182

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Information Technology - .7% (continued)
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	250,000	237,496
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	218,157
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	160,000	127,798
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	210,000	160,293
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	99,645
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	98,996
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	100,000	99,448
Oracle Corp., Sr. Unscd. Notes	6.25	11/9/2032	150,000	161,852
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	76,400
Roper Technologies, Inc., Sr. Unscd. Notes	1.40	9/15/2027	150,000	134,114
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	250,000	244,563
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	3.55	4/14/2025	100,000	98,121
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	100,786
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.00	3/28/2026	100,000	100,410
				3,771,004
Insurance - .6%
American International Group, Inc., Sr. Unscd. Notes	3.88	1/15/2035	100,000	90,786
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	200,000	189,210
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	151,915
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	200,000	200,255
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	200,000	179,384
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	29,070
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	150,000	113,333
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	250,000	172,960
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	122,206
Berkshire Hathaway, Inc., Sr. Unscd. Notes	3.13	3/15/2026	100,000	97,396
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	100,000	96,105
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	100,000	90,172
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	100,000	83,805

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Insurance - .6% (continued)
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000		69,460
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000		62,309
Metlife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	200,000		172,962
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000		127,702
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000		59,189
Prudential Financial, Inc., Sr. Unscd. Notes	4.60	5/15/2044	200,000		185,631
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	300,000		268,951
The Allstate Corp., Sr. Unscd. Notes	0.75	12/15/2025	200,000		185,463
The Chubb Corp., Gtd. Notes	6.00	5/11/2037	200,000		222,702
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000		61,679
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000		129,271
				3,161,916
Internet Software & Services - .4%
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000		82,842
Alphabet, Inc., Sr. Unscd. Notes	1.90	8/15/2040	65,000		44,489
Alphabet, Inc., Sr. Unscd. Notes	2.00	8/15/2026	300,000		283,574
Amazon.com, Inc., Sr. Unscd. Notes	0.80	6/3/2025	200,000	[a]	190,454
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	200,000		169,129
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	150,000		135,216
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	200,000		129,879
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	220,000		158,763
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	100,000		97,133
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	[a]	94,422
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	100,000		86,074
eBay, Inc., Sr. Unscd. Notes	1.40	5/10/2026	300,000		278,134
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000		9,893
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	100,000		94,602
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	110,000		100,937
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000		51,183
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000		108,542
				2,115,266
Materials - .1%
Berry Global, Inc., Sr. Scd. Notes	1.57	1/15/2026	150,000		140,100

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Materials - .1% (continued)
Teck Resources Ltd., Sr. Unscd. Notes	3.90	7/15/2030	200,000	[a]	186,407
				326,507
Media - .7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Bonds	6.65	2/1/2034	100,000		104,186
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.25	4/1/2053	200,000		164,306
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.50	4/1/2063	100,000		81,258
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	250,000		240,614
Comcast Corp., Gtd. Bonds	4.00	8/15/2047	60,000		50,287
Comcast Corp., Gtd. Notes	1.50	2/15/2031	150,000		122,169
Comcast Corp., Gtd. Notes	2.45	8/15/2052	250,000		151,530
Comcast Corp., Gtd. Notes	3.38	8/15/2025	730,000		715,846
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000		66,848
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000		49,815
Comcast Corp., Gtd. Notes	4.60	10/15/2038	200,000		193,356
Comcast Corp., Gtd. Notes	4.65	2/15/2033	100,000	[a]	99,858
Comcast Corp., Gtd. Notes	5.50	5/15/2064	70,000		72,248
Comcast Corp., Gtd. Notes	6.45	3/15/2037	300,000		339,272
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	350,000		334,567
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000		215,804
Paramount Global, Sr. Unscd. Debs.	7.88	7/30/2030	150,000		163,708
Paramount Global, Sr. Unscd. Notes	4.90	8/15/2044	100,000		79,186
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	225,000		198,252
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	350,000		276,696
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	250,000		249,674
				3,969,480
Metals & Mining - .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000		106,277
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000		46,258
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000		62,597
Newmont Corp., Gtd. Notes	6.25	10/1/2039	126,000		139,083
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	200,000		134,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Metals & Mining - .2% (continued)
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	142,277
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	41,087
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	200,000	181,469
Vale Overseas Ltd., Gtd. Notes	6.88	11/21/2036	100,000	108,311
				961,876
Municipal Securities - .7%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	135,097
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	300,000	349,706
California, GO	3.50	4/1/2028	100,000	97,057
California, GO (Build America Bond)	7.50	4/1/2034	200,000	244,157
California, GO (Build America Bond)	7.55	4/1/2039	300,000	380,025
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	214,441
District of Columbia, Revenue Bonds (Build America Bond) Ser. E	5.59	12/1/2034	200,000	209,390
Illinois, GO	5.10	6/1/2033	230,000	228,680
Los Angeles Unified School District, GO (Build America Bond)	5.75	7/1/2034	200,000	213,041
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	199,537
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	106,613
Metropolitan Transportation Authority, Revenue Bonds (Build America Bond)	7.34	11/15/2039	300,000	367,989
New Jersey Turnpike Authority, Revenue Bonds (Build America Bond) Ser. F	7.41	1/1/2040	200,000	249,241
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	22,622
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	345,000	385,105
Oklahoma Development Finance Authority, Revenue Bonds	4.71	5/1/2052	200,000	192,414
Pennsylvania Turnpike Commission, Revenue Bonds (Build America Bond) Ser. B	5.51	12/1/2045	200,000	209,539
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	143,151
Texas, GO (Build America Bond)	5.52	4/1/2039	100,000	107,148

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Municipal Securities - .7% (continued)
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	100,000		104,327
				4,159,280
Real Estate - .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000		79,238
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	200,000		130,684
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000		96,377
American Tower Corp., Sr. Unscd. Notes	1.60	4/15/2026	300,000		279,221
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	150,000		128,660
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000		84,986
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	100,000		95,590
Corporate Office Properties LP, Gtd. Notes	2.00	1/15/2029	200,000	[a]	168,156
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	200,000		165,400
Crown Castle, Inc., Sr. Unscd. Notes	3.70	6/15/2026	230,000		222,911
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000		103,136
Equifax, Inc., Sr. Unscd. Notes	1.45	5/15/2026	200,000		185,582
Equifax, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000		144,786
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000		125,534
Federal Realty OP LP, Sr. Unscd. Notes	5.38	5/1/2028	100,000		101,338
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000		100,807
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000		100,818
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	200,000		173,843
Mid-America Apartments LP, Sr. Unscd. Notes	1.10	9/15/2026	400,000		363,796
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000		102,360
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000		148,813
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000		24,513
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	250,000		243,477
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000		99,834
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000		98,025
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	200,000		161,220

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Real Estate - .9% (continued)
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	200,000		177,228
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	65,000		47,181
Simon Property Group LP, Sr. Unscd. Notes	3.80	7/15/2050	200,000		158,038
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000		54,152
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000		82,109
UDR, Inc., Gtd. Notes	2.10	8/1/2032	200,000		157,294
Ventas Realty LP, Gtd. Notes	4.00	3/1/2028	150,000		144,316
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	100,000		86,906
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000		193,738
				4,830,067
Retailing - .8%
Autozone, Inc., Sr. Unscd. Notes	3.13	4/21/2026	250,000		241,424
AutoZone, Inc., Sr. Unscd. Notes	5.05	7/15/2026	100,000		100,497
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000		101,088
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	200,000		169,937
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	100,000		96,465
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000		92,842
Lowe's Cos., Inc., Sr. Unscd. Notes	1.70	9/15/2028	200,000		176,769
Lowe's Cos., Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000		73,324
Lowe's Cos., Inc., Sr. Unscd. Notes	3.00	10/15/2050	200,000		136,311
Lowe's Cos., Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000		76,878
Lowe's Cos., Inc., Sr. Unscd. Notes	5.00	4/15/2033	100,000		101,401
Lowe's Cos., Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000		157,429
McDonald's Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000		39,208
McDonald's Corp., Sr. Unscd. Notes	4.88	12/9/2045	265,000		256,945
O'Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000		243,660
Starbucks Corp., Sr. Unscd. Notes	2.55	11/15/2030	100,000		87,756
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	250,000		221,966
Starbucks Corp., Sr. Unscd. Notes	4.75	2/15/2026	100,000		100,292
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	[a]	101,212
Target Corp., Sr. Unscd. Notes	2.50	4/15/2026	200,000	[a]	192,562
Target Corp., Sr. Unscd. Notes	4.50	9/15/2032	75,000		74,343
The Home Depot, Inc., Sr. Unscd. Notes	3.35	9/15/2025	300,000		294,269
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	250,000		190,873

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Retailing - .8% (continued)
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000		332,943
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	100,000		99,039
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000		84,636
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2026	100,000		99,260
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000		99,228
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	180,000		162,488
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	150,000		143,032
				4,348,077
Semiconductors & Semiconductor Equipment - .6%
Applied Materials, Inc., Sr. Unscd. Notes	3.90	10/1/2025	300,000		296,581
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000		105,183
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	200,000	[b]	164,383
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	[b]	159,978
Broadcom, Inc., Gtd. Notes	4.75	4/15/2029	210,000		209,930
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000		108,810
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000		144,142
Intel Corp., Sr. Unscd. Notes	4.10	5/11/2047	80,000		68,628
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2026	100,000		100,653
Intel Corp., Sr. Unscd. Notes	4.88	2/10/2028	100,000		101,386
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	65,000		62,538
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000		103,042
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	100,000	[a]	102,996
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000		105,276
Intel Corp., Sr. Unscd. Notes	5.90	2/10/2063	100,000		108,634
Micron Technology, Inc., Sr. Unscd. Notes	5.88	9/15/2033	100,000	[a]	104,077
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	100,000		104,483
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	300,000		268,953
Qualcomm, Inc., Sr. Unscd. Notes	4.30	5/20/2047	120,000		108,748
Qualcomm, Inc., Sr. Unscd. Notes	4.50	5/20/2052	25,000		22,944
Qualcomm, Inc., Sr. Unscd. Notes	4.65	5/20/2035	140,000		141,261
Qualcomm, Inc., Sr. Unscd. Notes	5.40	5/20/2033	200,000	[a]	213,053
Texas Instruments, Inc., Sr. Unscd. Notes	1.13	9/15/2026	200,000		184,477
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	80,000		70,684
				3,160,840
Supranational Bank - 1.7%
African Development Bank, Sr. Unscd. Notes	4.13	2/25/2027	200,000		199,988

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Supranational Bank - 1.7% (continued)
Asian Development Bank, Sr. Unscd. Bonds	0.63	4/29/2025	220,000		209,509
Asian Development Bank, Sr. Unscd. Notes	1.00	4/14/2026	200,000		186,467
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000		168,929
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000		88,526
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000		85,837
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000		98,323
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000		54,572
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2034	300,000		301,788
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2027	300,000	[a]	302,321
Corp Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	200,000		200,771
European Investment Bank, Sr. Unscd. Bonds	0.38	12/15/2025	200,000		185,930
European Investment Bank, Sr. Unscd. Bonds	1.63	3/14/2025	200,000		193,488
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	300,000		264,524
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000		97,668
European Investment Bank, Sr. Unscd. Notes	0.38	3/26/2026	250,000		230,514
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	250,000		242,861
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	500,000		474,752
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	[a]	129,418
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000		200,357
Inter-American Development Bank, Sr. Unscd. Notes	1.75	3/14/2025	150,000		145,207
Inter-American Development Bank, Sr. Unscd. Notes	2.00	7/23/2026	80,000		75,893
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000		144,337
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000		95,262
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000		97,463

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Supranational Bank - 1.7% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	4.38	2/1/2027	100,000		100,805
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000		99,769
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.63	4/22/2025	390,000		371,686
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000		145,309
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000		99,176
International Bank for Reconstruction & Development, Sr. Unscd. Bonds, Ser. GDIF	2.50	7/29/2025	1,000,000		971,380
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.38	7/28/2025	300,000		282,301
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000		165,088
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000		97,986
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000		298,852
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	1.38	4/20/2028	300,000		269,587
International Finance Corp., Sr. Unscd. Notes	0.38	7/16/2025	200,000		188,446
International Finance Corp., Sr. Unscd. Notes	3.63	9/15/2025	100,000		98,712
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.88	7/21/2026	500,000		469,805
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000		264,811
Japan Bank for International Cooperation, Govt. Gtd. Notes, Ser. DTC	2.75	1/21/2026	250,000		241,543
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	[a]	195,462
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	0.50	1/27/2026	250,000		231,775
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000		98,778

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Supranational Bank - 1.7% (continued)
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	0.50	5/28/2025	200,000		189,421
The Korea Development Bank, Sr. Unscd. Bonds	0.80	7/19/2026	300,000		273,363
				9,628,760
Technology Hardware & Equipment - .7%
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	200,000		173,084
Apple, Inc., Sr. Unscd. Notes	0.70	2/8/2026	230,000		213,671
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000		146,706
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	120,000		108,102
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	80,000		58,349
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000		81,146
Apple, Inc., Sr. Unscd. Notes	2.80	2/8/2061	215,000		143,240
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000		54,121
Apple, Inc., Sr. Unscd. Notes	3.20	5/11/2027	200,000		193,369
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	45,000		41,894
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	250,000		243,610
Apple, Inc., Sr. Unscd. Notes	4.10	8/8/2062	75,000		65,320
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000		100,124
Apple, Inc., Sr. Unscd. Notes	4.25	2/9/2047	150,000	[a]	139,270
Apple, Inc., Sr. Unscd. Notes	4.85	5/10/2053	200,000	[a]	202,141
Booz Allen Hamilton, Inc., Gtd. Notes	5.95	8/4/2033	100,000		104,996
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	17,000		12,207
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	[a]	210,113
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	200,000		204,383
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000		36,556
DXC Technology Co., Sr. Unscd. Notes	2.38	9/15/2028	150,000	[a]	131,065
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	1.75	4/1/2026	200,000		186,890
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	250,000		249,184
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	100,000		91,307
International Business Machines Corp., Sr. Unscd. Notes	3.30	5/15/2026	250,000		242,918
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000		209,508
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000		95,518
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000		139,285

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Technology Hardware & Equipment - .7% (continued)
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000		166,778
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000		176,181
				4,221,036
Telecommunication Services - 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000		111,439
America Movil SAB de CV, Sr. Unscd. Notes	4.38	4/22/2049	100,000	[a]	88,282
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	365,000		260,886
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	300,000		221,075
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	360,000	[a]	354,124
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	341,000		295,448
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	150,000		141,788
AT&T, Inc., Sr. Unscd. Notes	4.85	3/1/2039	110,000		104,811
British Telecommunications PLC, Sr. Unscd. Notes	9.63	12/15/2030	175,000		216,427
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	250,000		267,061
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000		121,708
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	300,000		357,483
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000		185,196
Rogers Communications, Inc., Gtd. Bonds	7.50	8/15/2038	125,000		144,034
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000		139,347
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	100,000		112,977
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000		135,378
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	200,000		171,530
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000		87,617
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	100,000		100,846
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	100,000		100,153
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	200,000		206,606
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000		105,541
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	200,000		163,524
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000		103,847
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000		133,151
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	365,000		272,469
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	627,000		603,201
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	250,000		246,577
Vodafone Group PLC, Sr. Unscd. Notes	5.25	5/30/2048	180,000		173,489

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Telecommunication Services - 1.1% (continued)
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000		100,827
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000		30,432
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	125,000		143,980
				6,001,254
Transportation - .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	300,000		279,274
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	300,000		336,999
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	7.00	12/15/2025	100,000		104,386
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000		142,127
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	100,000		110,154
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	200,000		195,668
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000		44,313
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	100,000		94,736
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000		102,114
Norfolk Southern Corp., Sr. Unscd. Notes	5.35	8/1/2054	100,000		102,096
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	100,000		105,341
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000		42,519
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	243,000		194,306
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000		38,962
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000		103,742
United Parcel Service, Inc., Sr. Unscd. Notes	3.75	11/15/2047	80,000		66,741
				2,063,478
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K047, Cl. A2	3.33	5/25/2025	45,000	[c]	44,120
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K056, Cl. A2	2.53	5/25/2026	250,000	[c]	239,383

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K103, Cl. A2	2.65	11/25/2029	400,000	[c]	365,218
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K104, Cl. A2	2.25	1/25/2030	400,000	[c]	356,554
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K106, Cl. A1	1.78	10/25/2029	175,529	[c]	161,178
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K112, Cl. A2	1.31	5/25/2030	200,000	[c]	166,451
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	400,000	[c]	344,508
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1514, Cl. A2	2.86	10/25/2034	400,000	[c]	342,137
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1516, Cl. A2	1.72	5/25/2035	400,000	[c]	295,297
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K-1521, CI. A2	2.18	8/25/2036	300,000	[c]	229,947
Federal National Mortgage Association, ACES, Ser. 2017-M12, Cl. A2	3.16	6/25/2027	625,102	[c]	600,617
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2	3.09	12/25/2027	278,452	[c]	265,582
Federal National Mortgage Association, ACES, Ser. 2018-M10, Cl. A2	3.47	7/25/2028	200,000	[c]	192,109
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2	2.89	6/25/2029	245,428	[c]	229,486
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2	2.44	10/25/2029	400,000	[c]	361,289

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - .8% (continued)
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2	1.78	5/25/2030	292,067	[c]	251,704
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2	1.72	10/25/2031	200,000	[c]	163,815
				4,609,395
U.S. Government Agencies Mortgage-Backed - 27.7%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052			3,734,579	[c]	3,023,620
2.00%, 8/1/2028-4/1/2052			13,494,070	[c]	11,136,228
2.50%, 3/1/2028-5/1/2052			11,331,828	[c]	9,751,686
3.00%, 10/1/2026-3/1/2052			6,235,943	[c]	5,658,631
3.50%, 11/1/2025-7/1/2052			3,858,599	[c]	3,593,294
4.00%, 4/1/2024-7/1/2052			2,820,283	[c]	2,706,202
4.50%, 9/1/2024-11/1/2052			2,037,428	[c]	2,003,510
5.00%, 4/1/2025-2/1/2048			462,407	[c]	467,019
5.50%, 5/1/2027-2/1/2053			325,950	[c]	331,711
6.00%, 6/1/2028-7/1/2039			220,518	[c]	228,851
6.25%, 8/1/2034, (1 Year U.S.Treasury Yield Curve Constant Rate +2.25%)			204	[c,d]	205
6.50%, 4/1/2026-9/1/2037			53,070	[c]	55,098
7.00%, 12/1/2024-9/1/2031			5,033	[c]	5,203
7.50%, 8/1/2025-7/1/2030			822	[c]	832
8.00%, 5/1/2026-10/1/2031			1,480	[c]	1,518
8.50%, 6/1/2030			126	[c]	133
Federal National Mortgage Association:
1.50%			825,000	[c,e]	721,547
1.50%, 9/1/2035-9/1/2051			4,894,602	[c]	3,999,649
2.00%			6,250,000	[c,e]	5,131,996
2.00%, 7/1/2028-6/1/2052			19,213,872	[c]	15,914,921
2.50%, 7/1/2027-5/1/2052			16,433,933	[c]	14,081,176
3.00%, 10/1/2026-3/1/2052			12,465,524	[c]	11,252,726
3.50%			50,000	[c,e]	48,077
3.50%, 8/1/2025-6/1/2052			7,441,827	[c]	6,938,279
4.00%, 7/1/2024-9/1/2052			4,656,014	[c]	4,473,989
4.00%			125,000	[c,e]	122,305
4.50%, 4/1/2024-4/1/2049			1,399,304	[c]	1,387,970
4.50%			1,950,000	[c,e]	1,889,442
5.00%			3,900,000	[c,e]	3,851,516
5.00%, 11/1/2028-6/1/2049			672,331	[c]	678,167
5.50%			4,000,000	[c,e]	4,012,953
5.50%, 1/1/2032-12/1/2038			372,331	[c]	382,555

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Agencies Mortgage-Backed - 27.7% (continued)
6.00%			2,775,000	[c,e]	2,813,369
6.00%, 1/1/2026-11/1/2038			459,750	[c]	477,336
6.50%, 2/1/2028-10/1/2037			116,199	[c]	120,825
6.50%			2,125,000	[c,e]	2,175,468
7.00%, 9/1/2026-7/1/2032			8,901	[c]	9,182
7.00%			675,000	[c,e]	696,033
7.50%, 4/1/2026-6/1/2031			5,337	[c]	5,404
8.00%, 5/1/2027-8/1/2030			939	[c]	959
8.50%, 7/1/2030			97	[c]	102
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046			93,043		82,011
3.00%, 9/15/2042-8/15/2045			455,862		413,993
3.50%, 2/15/2026-8/15/2045			319,313		302,311
4.00%, 2/15/2041-9/15/2045			370,692		357,301
4.50%, 3/15/2039-2/15/2041			350,927		349,665
5.00%, 7/15/2033-4/15/2040			468,214		475,411
5.50%, 2/15/2033-11/15/2038			182,941		188,205
6.00%, 1/15/2029-10/15/2036			63,673		66,356
6.50%, 8/15/2029-11/15/2033			17,779		18,409
7.00%, 10/15/2027-8/15/2032			19,171		19,625
7.50%, 12/15/2026-11/15/2030			6,999		7,023
8.00%, 8/15/2024-3/15/2032			2,949		3,103
8.25%, 6/15/2027			217		216
8.50%, 10/15/2026			1,050		1,048
Government National Mortgage Association II:
2.00%			1,875,000	[e]	1,561,935
2.00%, 9/20/2050-5/20/2052			5,606,850		4,674,457
2.50%			275,000	[e]	237,804
2.50%, 3/20/2027-7/20/2052			7,402,712		6,418,426
3.00%, 1/20/2028-5/20/2052			6,234,589		5,643,707
3.50%, 9/20/2028-9/20/2052			4,669,965		4,368,901
4.00%, 9/20/2043-9/20/2052			1,993,555		1,928,960
4.00%			475,000	[e]	451,314
4.50%			400,000	[e]	389,492
4.50%, 7/20/2041-8/20/2052			1,658,923		1,645,139
5.00%, 9/20/2040-2/20/2049			132,041		134,433
5.00%			1,650,000	[e]	1,639,288
5.50%			1,600,000	[e]	1,610,484
5.50%, 10/20/2031-6/20/2041			32,053		33,262
6.00%			1,375,000	[e]	1,396,124
6.50%, 2/20/2028			119		122
6.50%			850,000	[e]	868,838

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Government Agencies Mortgage-Backed - 27.7% (continued)
7.00%			300,000	[e]	308,146
8.50%, 7/20/2025			24		24
				155,745,220
U.S. Government Agencies Obligations - 1.0%
Federal Farm Credit Bank Funding Corp., Bonds	1.65	7/23/2035	200,000		143,721
Federal Farm Credit Bank Funding Corp., Bonds	4.82	6/23/2026	1,000,000		1,000,601
Federal Home Loan Bank, Bonds	3.25	11/16/2028	500,000		487,012
Federal Home Loan Bank, Bonds	5.50	7/15/2036	480,000		531,308
Federal Home Loan Mortgage Corp., Notes	0.80	10/27/2026	125,000	[c]	113,751
Federal Home Loan Mortgage Corp., Notes	1.50	2/12/2025	500,000	[c]	484,206
Federal Home Loan Mortgage Corp., Unscd. Notes	0.38	9/23/2025	500,000	[c]	468,517
Federal National Mortgage Association, Notes	0.38	8/25/2025	500,000	[c]	469,984
Federal National Mortgage Association, Notes	0.88	12/18/2026	325,000	[c]	296,042
Federal National Mortgage Association, Notes	1.88	9/24/2026	1,000,000	[c]	945,824
Federal National Mortgage Association, Notes	6.25	5/15/2029	540,000	[a,c]	599,857
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000		159,037
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000		193,122
				5,892,982
U.S. Treasury Securities - 41.2%
U.S. Treasury Bonds	1.13	5/15/2040	1,775,000		1,127,437
U.S. Treasury Bonds	1.38	11/15/2040	170,000		111,128
U.S. Treasury Bonds	1.38	8/15/2050	1,095,000		589,482
U.S. Treasury Bonds	1.63	11/15/2050	3,060,000		1,763,086
U.S. Treasury Bonds	1.75	8/15/2041	665,000	[a]	456,707
U.S. Treasury Bonds	1.88	2/15/2041	690,000		488,741
U.S. Treasury Bonds	1.88	2/15/2051	670,000		411,422
U.S. Treasury Bonds	1.88	11/15/2051	3,995,000		2,442,568
U.S. Treasury Bonds	2.00	2/15/2050	1,145,000		731,369
U.S. Treasury Bonds	2.00	8/15/2051	2,090,000		1,321,109
U.S. Treasury Bonds	2.00	11/15/2041	1,405,000		1,003,971
U.S. Treasury Bonds	2.25	8/15/2049	525,000		356,938
U.S. Treasury Bonds	2.25	2/15/2052	1,220,000		819,259
U.S. Treasury Bonds	2.25	8/15/2046	875,000		610,313

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Treasury Securities - 41.2% (continued)
U.S. Treasury Bonds	2.38	11/15/2049	640,000	447,075
U.S. Treasury Bonds	2.38	5/15/2051	1,975,000	1,367,456
U.S. Treasury Bonds	2.50	5/15/2046	1,230,000	904,194
U.S. Treasury Bonds	2.50	2/15/2045	560,000	417,550
U.S. Treasury Bonds	2.75	11/15/2042	982,000	783,778
U.S. Treasury Bonds	2.75	8/15/2047	1,375,000	1,049,082
U.S. Treasury Bonds	2.75	8/15/2042	175,000	140,075
U.S. Treasury Bonds	2.88	5/15/2043	1,420,000	1,150,644
U.S. Treasury Bonds	2.88	8/15/2045	125,000	99,243
U.S. Treasury Bonds	2.88	5/15/2052	1,415,000	1,093,474
U.S. Treasury Bonds	2.88	5/15/2049	2,361,000	1,831,573
U.S. Treasury Bonds	2.88	11/15/2046	515,000	404,657
U.S. Treasury Bonds	3.00	5/15/2045	65,000	52,820
U.S. Treasury Bonds	3.00	11/15/2044	917,000	748,358
U.S. Treasury Bonds	3.00	8/15/2052	1,160,000	920,252
U.S. Treasury Bonds	3.00	8/15/2048	875,000	696,514
U.S. Treasury Bonds	3.00	11/15/2045	205,000	165,882
U.S. Treasury Bonds	3.00	2/15/2047	1,265,000	1,014,718
U.S. Treasury Bonds	3.00	5/15/2042	95,000	79,381
U.S. Treasury Bonds	3.13	2/15/2043	165,000	139,406
U.S. Treasury Bonds	3.13	8/15/2044	591,000	493,462
U.S. Treasury Bonds	3.25	5/15/2042	460,000	398,475
U.S. Treasury Bonds	3.38	8/15/2042	540,000	475,580
U.S. Treasury Bonds	3.38	5/15/2044	915,000	796,157
U.S. Treasury Bonds	3.38	11/15/2048	1,640,000	1,396,659
U.S. Treasury Bonds	3.50	2/15/2039	640,000	598,175
U.S. Treasury Bonds	3.63	8/15/2043	615,000	558,185
U.S. Treasury Bonds	3.63	5/15/2053	2,770,000	2,489,754
U.S. Treasury Bonds	3.63	2/15/2053	300,000	269,402
U.S. Treasury Bonds	3.63	2/15/2044	1,838,000	1,663,211
U.S. Treasury Bonds	3.75	11/15/2043	1,180,000	1,088,273
U.S. Treasury Bonds	3.75	8/15/2041	1,250,000	1,172,607
U.S. Treasury Bonds	3.88	5/15/2043	770,000	724,702
U.S. Treasury Bonds	3.88	2/15/2043	905,000	852,255
U.S. Treasury Bonds	3.88	8/15/2040	270,000	259,511
U.S. Treasury Bonds	4.00	11/15/2052	560,000	538,147
U.S. Treasury Bonds	4.00	11/15/2042	415,000	398,505
U.S. Treasury Bonds	4.13	8/15/2053	600,000	590,156
U.S. Treasury Bonds	4.25	11/15/2040	330,000	331,811
U.S. Treasury Bonds	4.25	5/15/2039	880,000	894,472
U.S. Treasury Bonds	4.38	8/15/2043	390,000	392,925
U.S. Treasury Bonds	4.38	5/15/2041	890,000	905,280
U.S. Treasury Bonds	4.38	5/15/2040	130,000	133,014

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Treasury Securities - 41.2% (continued)
U.S. Treasury Bonds	4.38	11/15/2039	375,000		385,313
U.S. Treasury Bonds	4.38	2/15/2038	100,000		103,846
U.S. Treasury Bonds	4.50	8/15/2039	100,000		104,359
U.S. Treasury Bonds	4.50	2/15/2036	715,000	[a]	757,732
U.S. Treasury Bonds	4.75	2/15/2037	325,000	[a]	352,105
U.S. Treasury Bonds	4.75	2/15/2041	1,185,000		1,262,094
U.S. Treasury Bonds	4.75	11/15/2053	450,000		491,414
U.S. Treasury Bonds	4.75	11/15/2043	360,000	[a]	381,206
U.S. Treasury Bonds	5.00	5/15/2037	205,000		226,893
U.S. Treasury Bonds	5.25	2/15/2029	75,000	[a]	79,737
U.S. Treasury Bonds	5.38	2/15/2031	875,000		957,578
U.S. Treasury Bonds	6.00	2/15/2026	1,070,000		1,108,161
U.S. Treasury Bonds	6.13	8/15/2029	215,000		238,306
U.S. Treasury Bonds	6.13	11/15/2027	1,150,000	[a]	1,238,945
U.S. Treasury Bonds	6.25	5/15/2030	330,000		372,591
U.S. Treasury Bonds	6.38	8/15/2027	135,000		145,594
U.S. Treasury Bonds	6.75	8/15/2026	350,000		372,381
U.S. Treasury Bonds	6.88	8/15/2025	1,385,000		1,439,372
U.S. Treasury Notes	0.25	9/30/2025	180,000		168,332
U.S. Treasury Notes	0.25	8/31/2025	1,700,000		1,593,816
U.S. Treasury Notes	0.25	6/30/2025	1,765,000		1,664,616
U.S. Treasury Notes	0.25	10/31/2025	750,000		699,346
U.S. Treasury Notes	0.38	1/31/2026	730,000		676,833
U.S. Treasury Notes	0.38	4/30/2025	1,453,000		1,380,180
U.S. Treasury Notes	0.38	7/31/2027	950,000		840,230
U.S. Treasury Notes	0.38	9/30/2027	520,000		457,498
U.S. Treasury Notes	0.38	11/30/2025	345,000		321,591
U.S. Treasury Notes	0.50	10/31/2027	240,000		211,575
U.S. Treasury Notes	0.50	6/30/2027	120,000		106,913
U.S. Treasury Notes	0.50	2/28/2026	660,000		611,944
U.S. Treasury Notes	0.50	3/31/2025	320,000		305,344
U.S. Treasury Notes	0.50	4/30/2027	235,000		210,398
U.S. Treasury Notes	0.63	5/15/2030	630,000		515,591
U.S. Treasury Notes	0.63	8/15/2030	3,846,000		3,121,495
U.S. Treasury Notes	0.63	7/31/2026	1,585,000		1,456,343
U.S. Treasury Notes	0.63	11/30/2027	2,190,000		1,935,498
U.S. Treasury Notes	0.63	12/31/2027	2,170,000		1,912,906
U.S. Treasury Notes	0.75	8/31/2026	2,475,000		2,276,227
U.S. Treasury Notes	0.75	3/31/2026	2,775,000		2,582,539
U.S. Treasury Notes	0.88	11/15/2030	2,185,000		1,796,138
U.S. Treasury Notes	0.88	9/30/2026	900,000		829,283
U.S. Treasury Notes	1.00	7/31/2028	1,145,000		1,009,546
U.S. Treasury Notes	1.13	2/15/2031	2,535,000	[a]	2,115,339

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Treasury Securities - 41.2% (continued)
U.S. Treasury Notes	1.13	8/31/2028	1,915,000		1,694,887
U.S. Treasury Notes	1.13	10/31/2026	2,890,000		2,673,476
U.S. Treasury Notes	1.25	4/30/2028	1,530,000		1,372,219
U.S. Treasury Notes	1.25	11/30/2026	1,910,000		1,769,884
U.S. Treasury Notes	1.25	3/31/2028	2,265,000		2,035,934
U.S. Treasury Notes	1.25	8/15/2031	120,000		99,349
U.S. Treasury Notes	1.25	12/31/2026	1,320,000		1,221,670
U.S. Treasury Notes	1.25	5/31/2028	2,410,000		2,157,750
U.S. Treasury Notes	1.25	9/30/2028	2,500,000		2,220,996
U.S. Treasury Notes	1.38	11/15/2031	4,050,000		3,362,766
U.S. Treasury Notes	1.38	12/31/2028	1,500,000		1,333,418
U.S. Treasury Notes	1.38	10/31/2028	1,650,000		1,471,852
U.S. Treasury Notes	1.50	11/30/2028	2,600,000		2,329,133
U.S. Treasury Notes	1.50	2/15/2030	1,105,000		963,379
U.S. Treasury Notes	1.50	1/31/2027	755,000		702,371
U.S. Treasury Notes	1.63	9/30/2026	239,000		224,623
U.S. Treasury Notes	1.63	5/15/2031	4,065,000		3,484,944
U.S. Treasury Notes	1.63	5/15/2026	1,000,000		945,898
U.S. Treasury Notes	1.75	1/31/2029	1,950,000		1,762,617
U.S. Treasury Notes	1.75	3/15/2025	1,630,000		1,579,317
U.S. Treasury Notes	1.88	2/15/2032	3,335,000		2,865,755
U.S. Treasury Notes	1.88	6/30/2026	1,746,000		1,659,382
U.S. Treasury Notes	1.88	2/28/2027	2,325,000		2,183,729
U.S. Treasury Notes	2.00	11/15/2026	2,015,000		1,908,189
U.S. Treasury Notes	2.00	8/15/2025	2,278,000		2,198,137
U.S. Treasury Notes	2.13	5/15/2025	1,460,000		1,416,998
U.S. Treasury Notes	2.13	5/31/2026	875,000		836,821
U.S. Treasury Notes	2.25	2/15/2027	1,510,000	[a]	1,435,267
U.S. Treasury Notes	2.25	3/31/2026	2,410,000		2,316,330
U.S. Treasury Notes	2.25	11/15/2025	500,000		482,647
U.S. Treasury Notes	2.25	8/15/2027	1,345,000		1,270,342
U.S. Treasury Notes	2.25	11/15/2027	605,000		569,598
U.S. Treasury Notes	2.38	4/30/2026	691,200		665,361
U.S. Treasury Notes	2.38	5/15/2027	1,875,000		1,783,740
U.S. Treasury Notes	2.50	3/31/2027	1,395,000		1,334,677
U.S. Treasury Notes	2.63	4/15/2025	345,000		337,157
U.S. Treasury Notes	2.63	3/31/2025	1,150,000		1,124,619
U.S. Treasury Notes	2.63	1/31/2026	375,000		363,794
U.S. Treasury Notes	2.63	2/15/2029	1,950,000		1,837,875
U.S. Treasury Notes	2.75	4/30/2027	965,000	[a]	929,416
U.S. Treasury Notes	2.75	8/15/2032	3,235,000		2,956,108
U.S. Treasury Notes	2.75	5/15/2025	1,400,000		1,369,566
U.S. Treasury Notes	2.75	7/31/2027	905,000		869,755

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Treasury Securities - 41.2% (continued)
U.S. Treasury Notes	2.75	2/15/2028	2,320,000		2,219,497
U.S. Treasury Notes	2.88	5/15/2032	2,975,000		2,752,107
U.S. Treasury Notes	2.88	6/15/2025	1,670,000		1,635,067
U.S. Treasury Notes	2.88	7/31/2025	1,726,000		1,688,109
U.S. Treasury Notes	2.88	4/30/2029	1,285,000		1,223,310
U.S. Treasury Notes	2.88	4/30/2025	245,000		240,038
U.S. Treasury Notes	2.88	5/31/2025	1,000,000		979,258
U.S. Treasury Notes	3.00	7/15/2025	480,000		470,475
U.S. Treasury Notes	3.00	9/30/2025	80,000		78,302
U.S. Treasury Notes	3.13	8/15/2025	1,795,000		1,761,379
U.S. Treasury Notes	3.13	8/31/2027	2,100,000		2,042,701
U.S. Treasury Notes	3.13	11/15/2028	1,095,000		1,059,092
U.S. Treasury Notes	3.25	6/30/2029	885,000		857,102
U.S. Treasury Notes	3.25	6/30/2027	2,190,000		2,141,452
U.S. Treasury Notes	3.38	5/15/2033	940,000	[a]	898,655
U.S. Treasury Notes	3.50	9/15/2025	775,000		764,692
U.S. Treasury Notes	3.50	2/15/2033	1,800,000		1,739,109
U.S. Treasury Notes	3.50	1/31/2028	1,125,000		1,107,686
U.S. Treasury Notes	3.50	4/30/2028	1,125,000		1,107,158
U.S. Treasury Notes	3.63	5/15/2026	990,000		979,327
U.S. Treasury Notes	3.63	5/31/2028	2,600,000	[a]	2,572,020
U.S. Treasury Notes	3.63	3/31/2028	1,115,000		1,103,001
U.S. Treasury Notes	3.75	4/15/2026	1,045,000		1,036,142
U.S. Treasury Notes	3.75	6/30/2030	1,250,000		1,238,232
U.S. Treasury Notes	3.75	12/31/2028	880,000		875,084
U.S. Treasury Notes	3.88	4/30/2025	1,095,000		1,086,125
U.S. Treasury Notes	3.88	3/31/2025	200,000		198,375
U.S. Treasury Notes	3.88	8/15/2033	1,730,000	[a]	1,719,998
U.S. Treasury Notes	3.88	12/31/2027	1,135,000		1,132,983
U.S. Treasury Notes	3.88	1/15/2026	1,045,000		1,038,122
U.S. Treasury Notes	3.88	11/30/2027	1,145,000	[a]	1,142,495
U.S. Treasury Notes	3.88	9/30/2029	610,000		608,832
U.S. Treasury Notes	4.00	1/15/2027	1,100,000		1,099,828
U.S. Treasury Notes	4.00	1/31/2031	865,000		869,595
U.S. Treasury Notes	4.00	1/31/2029	1,500,000		1,509,141
U.S. Treasury Notes	4.00	10/31/2029	395,000		396,790
U.S. Treasury Notes	4.00	7/31/2030	860,000		863,998
U.S. Treasury Notes	4.00	6/30/2028	1,800,000		1,807,559
U.S. Treasury Notes	4.00	2/28/2030	505,000		507,269
U.S. Treasury Notes	4.00	2/29/2028	1,315,000		1,319,007
U.S. Treasury Notes	4.00	2/15/2026	1,035,000		1,030,937
U.S. Treasury Notes	4.00	12/15/2025	845,000		841,023
U.S. Treasury Notes	4.13	9/30/2027	965,000		971,069

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
U.S. Treasury Securities - 41.2% (continued)
U.S. Treasury Notes	4.13	7/31/2028	785,000	[a]	792,589
U.S. Treasury Notes	4.13	6/15/2026	985,000		985,366
U.S. Treasury Notes	4.13	10/31/2027	1,605,000	[a]	1,615,345
U.S. Treasury Notes	4.13	11/15/2032	1,775,000		1,798,644
U.S. Treasury Notes	4.25	1/31/2026	1,265,000		1,265,692
U.S. Treasury Notes	4.25	12/31/2025	1,260,000		1,260,197
U.S. Treasury Notes	4.25	5/31/2025	1,040,000	[a]	1,036,547
U.S. Treasury Notes	4.25	10/15/2025	1,275,000		1,273,581
U.S. Treasury Notes	4.38	12/15/2026	315,000		318,027
U.S. Treasury Notes	4.38	11/30/2030	1,175,000	[a]	1,206,395
U.S. Treasury Notes	4.38	8/15/2026	1,025,000		1,032,307
U.S. Treasury Notes	4.38	11/30/2028	1,235,000	[a]	1,262,257
U.S. Treasury Notes	4.38	8/31/2028	1,125,000		1,147,852
U.S. Treasury Notes	4.50	7/15/2026	985,000		994,350
U.S. Treasury Notes	4.50	11/15/2033	1,230,000	[a]	1,284,581
U.S. Treasury Notes	4.63	3/15/2026	1,600,000		1,614,063
U.S. Treasury Notes	4.63	11/15/2026	1,080,000		1,096,664
U.S. Treasury Notes	4.63	6/30/2025	1,035,000		1,037,547
U.S. Treasury Notes	4.63	9/15/2026	1,065,000		1,079,685
U.S. Treasury Notes	4.63	2/28/2025	1,480,000		1,479,094
U.S. Treasury Notes	4.63	9/30/2028	1,185,000		1,221,730
U.S. Treasury Notes	4.75	7/31/2025	1,230,000		1,235,934
U.S. Treasury Notes	4.88	10/31/2028	900,000	[a]	938,127
U.S. Treasury Notes	4.88	11/30/2025	1,215,000	[a]	1,227,743
U.S. Treasury Notes	4.88	10/31/2030	1,200,000		1,267,031
U.S. Treasury Notes	5.00	9/30/2025	1,280,000		1,293,300
U.S. Treasury Notes	5.00	10/31/2025	960,000		970,988
U.S. Treasury Notes	5.00	8/31/2025	1,100,000		1,110,291
				231,657,342
Utilities - 2.2%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	200,000		143,361
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000		105,846
Alabama Power Co., Sr. Unscd. Notes, Ser. B	3.70	12/1/2047	100,000		78,740
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	100,000		82,015
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000		90,087
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	110,000		89,738
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000		120,120
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000		121,717

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Utilities - 2.2% (continued)
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	200,000	216,688
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	114,587
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	200,000	157,466
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	5.15	11/15/2043	250,000	248,138
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	82,738
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/2036	200,000	217,839
Consolidated Edison Company of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	104,478
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	200,000	214,219
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	37,518
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	101,692
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. A	1.45	4/15/2026	200,000	185,868
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	183,023
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	106,855
DTE Electric Co., First Mortgage Bonds	2.95	3/1/2050	100,000	69,549
DTE Electric Co., First Mortgage Bonds, Ser. C	2.63	3/1/2031	150,000	131,680
Duke Energy Carolinas LLC, First Mortgage Bonds	2.45	2/1/2030	200,000	177,421
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	200,000	143,234
Duke Energy Corp., Sr. Unscd. Notes	4.50	8/15/2032	200,000	192,373
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	167,377
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	200,000	207,269
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	121,119
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	100,000	82,784
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	80,567
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	106,667

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Utilities - 2.2% (continued)
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000		109,584
Evergy Metro, Inc., Mortgage Bonds	4.95	4/15/2033	100,000		99,449
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000		83,896
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000		174,523
Georgia Power Co., Sr. Unscd. Notes	3.25	3/30/2027	250,000		239,765
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000		24,993
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	217,000		183,029
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	300,000		321,382
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	150,000		115,960
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000		146,078
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	200,000		188,791
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.45	3/13/2026	100,000		99,555
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	5.65	5/1/2079	150,000		145,220
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000		100,507
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.00	2/28/2030	100,000		100,716
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	[a]	99,791
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000		28,918
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.75	9/1/2025	100,000		101,045
NiSource, Inc., Sr. Unscd. Notes	0.95	8/15/2025	200,000		187,989
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000		121,263
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	100,000		97,371
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.75	3/15/2029	170,000		179,180
Pacific Gas & Electric Co., First Mortgage Bonds	3.15	1/1/2026	310,000		298,167
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000		185,465
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	245,000		213,842
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	150,000		120,264

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 100.9% (continued)
Utilities - 2.2% (continued)
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	101,517
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	100,335
PECO Energy Co., First Mortgage Bonds	2.85	9/15/2051	200,000	133,014
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	98,614
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	100,687
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	70,788
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	280,000	322,125
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	104,988
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	0.80	8/15/2025	150,000	140,889
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	163,577
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	150,000	105,306
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	100,000	101,550
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	72,064
San Diego Gas & Electric Co., Sr. Scd. Bonds, Ser. VVV	1.70	10/1/2030	100,000	82,751
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	40,463
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	200,000	213,332
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	300,000	228,486
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	200,000	213,578
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	200,000	135,045
Southernwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	200,000	143,224
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	145,594
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	86,257
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	150,000	118,124
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	102,303
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	300,000	292,615

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 100.9% (continued)
Utilities - 2.2% (continued)
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000		89,514
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	150,000		115,613
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000		202,842
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	200,000	[a]	201,305
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	[a]	102,421
Xcel Energy, Inc., Sr. Unscd. Notes	6.50	7/1/2036	200,000		224,334
				12,402,771
Total Bonds and Notes (cost $604,536,232)			567,287,034
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $23,327,776)	5.40		23,327,776	[f]	23,327,776

Investment of Cash Collateral for Securities Loaned - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,867,032)	5.40		5,867,032	[f]	5,867,032
Total Investments (cost $633,731,040)			106.1%	596,481,842
Liabilities, Less Cash and Receivables			(6.1%)	(34,115,381)
Net Assets			100.0%	562,366,461

a Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $28,809,863 and the value of the collateral was $30,559,909, consisting of cash collateral of $5,867,032 and U.S. Government & Agency securities valued at $24,692,877. In addition, the value of collateral may include pending sales that are also on loan.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $534,813 or .1% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

e Purchased on a forward commitment basis.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
BNY Mellon Bond Market Index Fund

January 31, 2024 (Unaudited)

TBA Sale Commitments
Description	Principal Amount ($)		Value ($)
Bonds and Notes - 1.4%
U.S. Government Agencies Mortgage-Backed - 1.4%
Federal National Mortgage Association
1.50%	(950,000)	[a]	(729,695)
2.50%	(1,250,000)	[a]	(1,103,948)
3.00%	(3,550,000)	[a]	(3,121,418)
3.50%	(1,275,000)	[a]	(1,160,672)
4.00%	(25,000)	[a]	(23,540)
Government National Mortgage Association II
3.00%	(1,000,000)		(893,549)
3.50%	(625,000)		(576,706)
Total Sale Commitments (proceeds $7,627,131)		(7,609,528)

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Market Index Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	2,514,373	-	2,514,373
Commercial Mortgage-Backed	-	4,734,611	-	4,734,611
Corporate Bonds	-	150,913,477	-	150,913,477
Foreign Governmental	-	7,060,354	-	7,060,354
Investment Companies	29,194,808	-	-	29,194,808
Municipal Securities	-	4,159,280	-	4,159,280
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	4,609,395	-	4,609,395
U.S. Government Agencies Mortgage-Backed	-	155,745,220	-	155,745,220
U.S. Government Agencies Obligations	-	5,892,982	-	5,892,982
U.S. Treasury Securities	-	231,657,342	-	231,657,342
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	-	(7,609,528)	-	(7,609,528)

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At January 31, 2024, accumulated net unrealized depreciation on investments was $37,249,198, consisting of $3,508,030 gross unrealized appreciation and $40,757,228 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.